Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Trocars [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	Shorter of lease term or usefullife of the improvement
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	5 years
Computer software (purchased) (Member) | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	5 years
Computer software (purchased) (Member) | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	3 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	7 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	5 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	5 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	3 years